Employee Benefits - Summary of Employee Costs (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of defined benefit plans [abstract]
Salaries and bonus	₨ 315,036	₨ 289,005	₨ 261,981
Employee benefits plans
Gratuity and other defined benefit plans	1,845	1,459	1,532
Defined contribution plans	8,428	7,372	7,363
Share based compensation	1,262	1,938	1,347
Total employee cost	₨ 326,571	₨ 299,774	₨ 272,223